Borrowings - Schedule of Borrowings (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 09, 2020 GBP (£)	Dec. 08, 2020	Jun. 26, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal	$ 8,849,000,000.0							$ 7,261,000,000.0
Notional amount	8,849,000,000.0							7,261,000,000.0
Carrying amount	8,814,000,000.0							7,232,600,000
Fair value	9,437,400,000							7,585,300,000
Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Principal	5,613,000,000.0							4,148,700,000
Notional amount	5,613,000,000.0							4,148,700,000
Carrying amount	5,580,600,000							4,117,300,000
Fair value	6,167,400,000							4,444,900,000
Holding company cash and investments | 5.84% due October 14, 2022 (Cdn$450.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 350,100,000	$ 446,000,000.0						343,900,000
Interest rate	5.84%	5.84%	5.84%	5.84%
Notional amount	$ 350,100,000	$ 446,000,000.0						343,900,000
Fair value	377,600,000							373,800,000
Holding company cash and investments | 4.50% due March 22, 2023 (Cdn$400.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 314,000,000.0	$ 400,000,000.0						308,500,000
Interest rate	4.50%	4.50%	4.50%	4.50%
Notional amount	$ 314,000,000.0	$ 400,000,000.0						308,500,000
Fair value	334,100,000							326,000,000.0
Holding company cash and investments | 4.142% due February 7, 2024
Disclosure of detailed information about borrowings [line items]
Principal	$ 85,000,000.0							85,000,000.0
Interest rate	4.142%	4.142%	4.142%	4.142%
Notional amount	$ 85,000,000.0							85,000,000.0
Fair value	85,100,000							85,100,000
Holding company cash and investments | 4.875% due August 13, 2024
Disclosure of detailed information about borrowings [line items]
Principal	$ 282,500,000							282,500,000
Interest rate	4.875%	4.875%	4.875%	4.875%
Notional amount	$ 282,500,000							282,500,000
Fair value	309,700,000							300,800,000
Holding company cash and investments | 4.95% due March 3, 2025 (Cdn$350.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 274,700,000	$ 350,000,000.0						269,900,000
Interest rate	4.95%	4.95%	4.95%	4.95%
Notional amount	$ 274,700,000	$ 350,000,000.0						269,900,000
Fair value	306,300,000							293,100,000
Holding company cash and investments | 8.30% due April 15, 2026
Disclosure of detailed information about borrowings [line items]
Principal	$ 91,800,000							91,800,000
Interest rate	8.30%	8.30%	8.30%	8.30%
Notional amount	$ 91,800,000							91,800,000
Fair value	118,600,000							116,100,000
Holding company cash and investments | 4.70% due December 16, 2026 (Cdn$450.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 353,200,000	$ 450,000,000.0						347,000,000.0
Interest rate	4.70%	4.70%	4.70%	4.70%
Notional amount	$ 353,200,000	$ 450,000,000.0						347,000,000.0
Fair value	394,600,000							370,000,000.0
Holding company cash and investments | 4.25% due December 6, 2027 (Cdn$650.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 510,200,000	$ 650,000,000.0						501,300,000
Interest rate	4.25%	4.25%	4.25%	4.25%
Notional amount	$ 510,200,000	$ 650,000,000.0						501,300,000
Fair value	558,300,000							515,700,000
Holding company cash and investments | 2.75% due March 29, 2028 (€750.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 917,700,000		€ 750,000,000.0					841,900,000
Interest rate	2.75%	2.75%	2.75%	2.75%
Notional amount	$ 917,700,000		€ 750,000,000.0					841,900,000
Fair value	1,023,900,000							910,200,000
Holding company cash and investments | 4.85% due April 17, 2028
Disclosure of detailed information about borrowings [line items]
Principal	$ 600,000,000.0							600,000,000.0
Interest rate	4.85%	4.85%	4.85%	4.85%
Notional amount	$ 600,000,000.0							600,000,000.0
Fair value	677,600,000							648,900,000
Holding company cash and investments | 4.23% due June 14, 2029 (Cdn$500.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 392,500,000	$ 500,000,000.0						385,600,000
Interest rate	4.23%	4.23%	4.23%	4.23%
Notional amount	$ 392,500,000	$ 500,000,000.0						385,600,000
Fair value	426,700,000							391,400,000
Holding company cash and investments | 4.625% Unsecured Senior Notes Due April 30, 2030
Disclosure of detailed information about borrowings [line items]
Principal	$ 650,000,000.0							0
Interest rate	4.625%	4.625%	4.625%	4.625%
Notional amount	$ 650,000,000.0							0
Fair value	731,800,000							0
Holding company cash and investments | 7.75% due July 15, 2037
Disclosure of detailed information about borrowings [line items]
Principal	$ 91,300,000							91,300,000
Interest rate	7.75%	7.75%	7.75%	7.75%
Notional amount	$ 91,300,000							91,300,000
Fair value	123,100,000							113,800,000
Holding company cash and investments | Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Principal	700,000,000.0							0
Notional amount	700,000,000.0							0
Fair value	700,000,000.0							0
Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
Principal	1,025,200,000							1,028,100,000
Notional amount	1,025,200,000							1,028,100,000
Carrying amount	1,033,400,000							1,039,600,000
Fair value	1,067,400,000							1,063,800,000
Insurance and reinsurance companies | OdysseyRe floating rate unsecured senior notes due 2021
Disclosure of detailed information about borrowings [line items]
Principal	90,000,000.0							90,000,000.0
Notional amount	90,000,000.0							90,000,000.0
Fair value	91,000,000.0							92,500,000
Insurance and reinsurance companies | Allied World senior notes, 4.35% due October 29, 2025
Disclosure of detailed information about borrowings [line items]
Principal	$ 500,000,000.0							500,000,000.0
Interest rate	4.35%	4.35%	4.35%	4.35%
Notional amount	$ 500,000,000.0							500,000,000.0
Fair value	544,900,000							524,100,000
Insurance and reinsurance companies | Allied World revolving credit facility and other borrowings
Disclosure of detailed information about borrowings [line items]
Principal	40,800,000							39,400,000
Notional amount	40,800,000							39,400,000
Fair value	51,400,000							46,400,000
Insurance and reinsurance companies | Zenith National 8.55% debentures due August 1, 2028
Disclosure of detailed information about borrowings [line items]
Principal	$ 38,500,000							38,500,000
Interest rate	8.55%	8.55%	8.55%	8.55%
Notional amount	$ 38,500,000							38,500,000
Fair value	38,300,000							38,300,000
Insurance and reinsurance companies | Brit 3.6757% subordinated notes due December 9, 2030 (£135.0)
Disclosure of detailed information about borrowings [line items]
Principal	$ 184,500,000			£ 135,000,000.0	£ 135,000,000.0			178,800,000
Interest rate	3.6757%	3.6757%	3.6757%	3.6757%	3.6757%	6.625%
Notional amount	$ 184,500,000			£ 135,000,000.0	£ 135,000,000.0			178,800,000
Fair value	170,400,000							181,200,000
Insurance and reinsurance companies | Brit floating rate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Principal	130,000,000.0							140,000,000.0
Notional amount	130,000,000.0							140,000,000.0
Fair value	130,000,000.0							140,000,000.0
Insurance and reinsurance companies | First Mercury floating rate trust preferred securities due 2036 and 2037
Disclosure of detailed information about borrowings [line items]
Principal	41,400,000							41,400,000
Notional amount	41,400,000							41,400,000
Fair value	41,400,000							41,300,000
Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Principal	2,210,800,000							2,084,200,000
Notional amount	2,210,800,000							2,084,200,000
Carrying amount	2,200,000,000.0							2,075,700,000
Fair value	2,202,600,000							2,076,600,000
Non-insurance companies | Fairfax India floating rate term loans
Disclosure of detailed information about borrowings [line items]
Principal							$ 550,000,000.0	550,000,000.0	$ 550,000,000.0
Notional amount							$ 550,000,000.0	550,000,000.0	$ 550,000,000.0
Fair value	550,000,000.0							550,000,000.0
Non-insurance companies | Fairfax India subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Principal	167,100,000							155,100,000
Notional amount	167,100,000							155,100,000
Fair value	166,400,000							155,100,000
Non-insurance companies | AGT credit facilities, senior notes and loans
Disclosure of detailed information about borrowings [line items]
Principal	516,400,000							435,700,000
Notional amount	516,400,000							435,700,000
Fair value	514,000,000.0							433,100,000
Non-insurance companies | Recipe term loans and credit facilities
Disclosure of detailed information about borrowings [line items]
Principal	430,700,000							413,500,000
Notional amount	430,700,000							413,500,000
Fair value	428,400,000							410,800,000
Non-insurance companies | Boat Rocker demand loans and revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Principal	184,600,000							147,600,000
Notional amount	184,600,000							147,600,000
Fair value	183,000,000.0							147,500,000
Non-insurance companies | Fairfax Africa credit facility
Disclosure of detailed information about borrowings [line items]
Principal	0							102,400,000
Notional amount	0							102,400,000
Fair value	0							102,400,000
Non-insurance companies | Loans and revolving credit facilities primarily at floating rates
Disclosure of detailed information about borrowings [line items]
Principal	362,000,000.0							279,900,000
Notional amount	362,000,000.0							279,900,000
Fair value	360,800,000							277,700,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying amount	8,814,000,000.0							7,232,600,000		$ 6,480,400,000
Gross carrying amount | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Carrying amount	5,580,600,000							4,117,300,000		3,859,500,000
Gross carrying amount | Holding company cash and investments | 5.84% due October 14, 2022 (Cdn$450.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	351,100,000							345,900,000
Gross carrying amount | Holding company cash and investments | 4.50% due March 22, 2023 (Cdn$400.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	312,900,000							307,000,000.0
Gross carrying amount | Holding company cash and investments | 4.142% due February 7, 2024
Disclosure of detailed information about borrowings [line items]
Carrying amount	85,000,000.0							85,000,000.0
Gross carrying amount | Holding company cash and investments | 4.875% due August 13, 2024
Disclosure of detailed information about borrowings [line items]
Carrying amount	280,600,000							280,000,000.0
Gross carrying amount | Holding company cash and investments | 4.95% due March 3, 2025 (Cdn$350.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	272,500,000							267,100,000
Gross carrying amount | Holding company cash and investments | 8.30% due April 15, 2026
Disclosure of detailed information about borrowings [line items]
Carrying amount	91,700,000							91,600,000
Gross carrying amount | Holding company cash and investments | 4.70% due December 16, 2026 (Cdn$450.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	351,500,000							345,100,000
Gross carrying amount | Holding company cash and investments | 4.25% due December 6, 2027 (Cdn$650.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	508,500,000							499,300,000
Gross carrying amount | Holding company cash and investments | 2.75% due March 29, 2028 (€750.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	904,400,000							827,000,000.0
Gross carrying amount | Holding company cash and investments | 4.85% due April 17, 2028
Disclosure of detailed information about borrowings [line items]
Carrying amount	595,800,000							595,200,000
Gross carrying amount | Holding company cash and investments | 4.23% due June 14, 2029 (Cdn$500.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	390,600,000							383,600,000
Gross carrying amount | Holding company cash and investments | 4.625% Unsecured Senior Notes Due April 30, 2030
Disclosure of detailed information about borrowings [line items]
Carrying amount	645,400,000							0
Gross carrying amount | Holding company cash and investments | 7.75% due July 15, 2037
Disclosure of detailed information about borrowings [line items]
Carrying amount	90,600,000							90,500,000
Gross carrying amount | Holding company cash and investments | Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying amount	700,000,000.0							0
Gross carrying amount | Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
Carrying amount	1,033,400,000							1,039,600,000		995,700,000
Gross carrying amount | Insurance and reinsurance companies | OdysseyRe floating rate unsecured senior notes due 2021
Disclosure of detailed information about borrowings [line items]
Carrying amount	90,000,000.0							90,000,000.0
Gross carrying amount | Insurance and reinsurance companies | Allied World senior notes, 4.35% due October 29, 2025
Disclosure of detailed information about borrowings [line items]
Carrying amount	505,000,000.0							506,100,000
Gross carrying amount | Insurance and reinsurance companies | Allied World revolving credit facility and other borrowings
Disclosure of detailed information about borrowings [line items]
Carrying amount	44,200,000							43,000,000.0
Gross carrying amount | Insurance and reinsurance companies | Zenith National 8.55% debentures due August 1, 2028
Disclosure of detailed information about borrowings [line items]
Carrying amount	38,300,000							38,300,000
Gross carrying amount | Insurance and reinsurance companies | Brit 3.6757% subordinated notes due December 9, 2030 (£135.0)
Disclosure of detailed information about borrowings [line items]
Carrying amount	184,500,000							180,800,000
Gross carrying amount | Insurance and reinsurance companies | Brit floating rate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Carrying amount	130,000,000.0							140,000,000.0
Gross carrying amount | Insurance and reinsurance companies | First Mercury floating rate trust preferred securities due 2036 and 2037
Disclosure of detailed information about borrowings [line items]
Carrying amount	41,400,000							41,400,000
Gross carrying amount | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Carrying amount	2,200,000,000.0							2,075,700,000		$ 1,625,200,000
Gross carrying amount | Non-insurance companies | Fairfax India floating rate term loans
Disclosure of detailed information about borrowings [line items]
Carrying amount	547,200,000							547,200,000
Gross carrying amount | Non-insurance companies | Fairfax India subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Carrying amount	166,400,000							155,100,000
Gross carrying amount | Non-insurance companies | AGT credit facilities, senior notes and loans
Disclosure of detailed information about borrowings [line items]
Carrying amount	514,200,000							432,800,000
Gross carrying amount | Non-insurance companies | Recipe term loans and credit facilities
Disclosure of detailed information about borrowings [line items]
Carrying amount	428,400,000							410,700,000
Gross carrying amount | Non-insurance companies | Boat Rocker demand loans and revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Carrying amount	183,000,000.0							147,600,000
Gross carrying amount | Non-insurance companies | Fairfax Africa credit facility
Disclosure of detailed information about borrowings [line items]
Carrying amount	0							102,400,000
Gross carrying amount | Non-insurance companies | Loans and revolving credit facilities primarily at floating rates
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 360,800,000							$ 279,900,000